Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2011
Redeemable Preferred Stock

Note 8 - Redeemable Preferred Stock

We designated 880,000 shares of preferred stock as 10% Convertible Preferred Stock (the “Preferred Stock”). The Preferred Stock has a stated value (the “Stated Value”) of $10.00 per share. The Preferred Stock and any dividends thereon may be converted into shares of our common stock at any time by the holder at the initial conversion rate of $1.25 per share of common stock (the “Conversion Rate”). The holders of the Preferred Stock shall be entitled to receive dividends at the rate of ten percent (10%) per annum payable quarterly. Dividends shall not be declared, paid or set aside for any series or other class of stock ranking junior to the Preferred Stock, until all dividends have been paid in full on the Preferred Stock. The dividends on the Preferred Stock are payable, at our option, in cash, if permissible, or in additional shares of common stock. The Preferred Stock is not subject to any anti-dilution provisions other than for stock splits and stock dividends or other similar transactions. The holders of the Preferred Stock shall have the right to vote with our stockholders in any matter. The number of votes that may be cast by a holder of our Preferred Stock shall equal the Stated Value of the Preferred Stock purchased divided by the Conversion Ratio. The Preferred Stock shall be redeemable for cash by the holder any time after the three (3) year anniversary from the initial purchase. The Preferred Stock may be converted into shares or our common stock by the holder at the Conversion Ratio (as adjusted from time to time). The Preferred Stock may be converted by us, provided that the variable weighted average price of our common stock has closed at $4.00 per share or greater, for sixty (60) consecutive trading days and during such sixty (60) day period, the shares of common stock issuable upon conversion of the Preferred Stock have either been registered for resale or are issuable without restriction pursuant to Rule 144 of the Securities Act of 1933, as amended. At December 31, 2011, we would be required to issue 6,018,184 shares of our common stock if the remaining holders of our Preferred Stock elected to convert.

Pursuant to the terms of the Preferred Stock, since our net revenues for the twelve months ended December 31, 2011 are less than $10,000,000 as reported in our audited financial statements, the Conversion Rate is reduced to $1.00 (subject to adjustments for stock splits and stock dividends), and holders shall receive warrants to purchase a number of shares of our common stock equal to fifty percent of the number of shares of common stock issuable upon conversion of the Preferred Stock at the Conversion Rate. The warrants expire December 31, 2015 and have an initial exercise price of $1.00 per share and provide for cashless exercise at any time the underlying shares of common stock have not been registered for resale under the Securities Act of 1933 or are issuable without restriction pursuant to Rule 144 of the Securities Act.

During March and April 2011, we sold 759,773 shares of Preferred Stock at a price per share of $10, for gross proceeds of $7,597,730. Each share of Preferred Stock is convertible into eight (8) shares of common stock. We paid commissions, legal fees and other expenses of issuance of $828,340, which has been recorded as a discount and deducted from the face value of the Preferred Stock. This discount will be amortized over three years consistent with the initial redemption terms, to interest expense. During the year ended December 31, 2011, we charged $213,218 of this discount to interest expense. We attributed a beneficial conversion feature of $375,727 to the Preferred Stock based upon the difference between the effective conversion price of those shares and the closing price of our common stock on the date of issuance, which has been recorded as a discount and deducted from the face value of the Preferred Stock. The discount will be amortized over three years consistent with the initial redemption terms, as a charge to additional paid-in capital, due to a deficit in retained earnings. During the year ended December 31, 2011, we amortized $96,181 to additional paid-in capital. At December 31, 2011, we had an unamortized discount balance of $894,667.

During the year ended December 31, 2011, we issued 60,000 shares of our common stock upon conversion of 7,500 shares of our Preferred Stock.

Subsequent to December 31, 2011, after the adjustment to the Conversion Rate, we will be required to issue 7,522,730 shares of our common stock if the remaining holders of our Preferred Stock elected to convert. In addition, the holders of our Preferred Stock at December 31, 2011, subsequent to December 31, 2011 will be issued warrants to purchase 3,761,365 shares of our common stock at an exercise price of $1.00 per share.

Since the Preferred Stock may ultimately be redeemed at the option of the holder, the carrying value of the shares, net of unamortized discount and accumulated dividends, has been classified as temporary equity on December 31, 2011.

For the year ended December 31, 2011 we paid dividends on the Preferred Stock in the amount of $528,652, with 325,668 shares of common stock issued in lieu of cash to pay $352,032 of those dividends with an additional $176,620 was accrued at December 31, 2011.

The components of redeemable preferred stock are summarized as follows:

	December 31,	December 31,
	2011	2010
Redeemable preferred stock – face value	$7,522,730	$-
Accrued dividends	176,620	-
Unamortized discount	(894,667)	-
Redeemable preferred stock, net of discount	$6,804,683	$-

Placement Agent Warrants

We issued warrants to the placement agents for the sale of our 10% convertible preferred stock, to purchase 58,352 shares of 10% convertible preferred stock at $10 per share. The fair value of the warrants of $487,555 has been recorded as a liability on our balance sheet at December 31, 2011, as the underlying 10% convertible preferred stock is redeemable by the holder after three years from the date of purchase.